UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-22860

Pine Grove Alternative Institutional Fund
452 5th Avenue, 26th Floor
New York, NY 10018
908-273-6321

Colin Bettison, Chief Executive Officer
Pine Grove Alternative Institutional Fund
452 Fifth Avenue, 26th Floor
New York, NY  10018

Date of fiscal year end:
March 31

Date of reporting period:
July 1, 2019 - June 30, 2020

ITEM 1. PROXY VOTING RECORD

Pine Grove Alternative Institutional Fund

No proxies were received or voted for the Pine Grove Alternative Institutional Fund from July 1, 2019 through June 30, 2020.
SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pine Grove Alternative Institutional Fund

By: /s/ Colin Bettison
Colin Bettison, Chief Executive Officer

Date: _ 8/19/2020_______________________